UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Archon Capital Management LLC

Address:    1301 5th Ave, Suite 3008
            Seattle, WA  98101-2662


13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:

/s/ Constantinos J. Christofilis     Seattle, WA          August 15, 2011
--------------------------------   ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $356,487
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                           June 30, 2011



COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                    VALUE      SHRS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------                 ---------   ------       ---------  --------  --- -----  -----------  ---------  -----   ------- ----
8X8 INC NEW                    COM         282914100    22,295     4,559,257 SH         Sole         None       4,559,257
ALIGN TECHNOLOGY INC           COM         016255101    16,001       701,800 SH         Sole         None         701,800
ANCESTRY COM INC               COM         032803108    18,265       441,281 SH         Sole         None         441,281
BITSTREAM INC                  CL A        091736108       365        69,700 SH         Sole         None          69,700
CALLIDUS SOFTWARE INC          COM         13123E500    10,360     1,770,894 SH         Sole         None       1,770,894
CHINDEX INTERNATIONAL INC      COM         169467107     2,616       192,100 SH         Sole         None         192,100
CYNOSURE INC                   CL A        232577205    11,446       945,913 SH         Sole         None         945,913
DATAWATCH CORP                 COM NEW     237917208     2,478       430,908 SH         Sole         None         430,908
DECKERS OUTDOOR CORP           COM         243537107    21,180       240,300 SH         Sole         None         240,300
DSW INC                        CL A        23334L102    12,812       253,156 SH         Sole         None         253,156
ENCORE CAP GROUP INC           COM         292554102     6,141       199,900 SH         Sole         None         199,900
EQUINIX INC                    COM NEW     29444U502     5,970        59,100 SH         Sole         None          59,100
EXPRESS 1 EXPEDITED SOLUTION   COM         30217Q108     6,585     2,117,419 SH         Sole         None       2,117,419
FARO TECHNOLOGIES INC          COM         311642102    17,025       388,700 SH         Sole         None         388,700
FINANCIAL ENGINES INC          COM         317485100     4,707       181,600 SH         Sole         None         181,600
FIRST CASH FINL SVCS INC       COM         31942D107     1,344        32,000 SH         Sole         None          32,000
GREEN DOT CORP                 CL A        39304D102    22,705       668,200 SH         Sole         None         668,200
GREEN MTN COFFEE ROASTERS IN   COM         393122106     2,749        30,800 SH         Sole         None          30,800
HARRY WINSTON DIAMOND CORP     COM         41587B100     5,018       301,900 SH         Sole         None         301,900
HELMERICH & PAYNE INC          COM         423452101     7,643       115,600 SH         Sole         None         115,600
IMRIS INC                      COM         45322N105     7,406     1,084,300 SH         Sole         None       1,084,300
ION GEOPHYSICAL CORP           COM         462044108     9,197       972,200 SH         Sole         None         972,200
JONES SODA CO                  COM         48023P106     2,005     1,805,900 SH         Sole         None       1,805,900
LINKEDIN CORP                  COM CL A    53578A108    12,847       142,600 SH         Sole         None         142,600
MADDEN STEVEN LTD              COM         556269108     6,765       180,359 SH         Sole         None         180,359
MARCHEX INC                    CL B        56624R108    23,787     2,678,679 SH         Sole         None       2,678,679
PAN AMERICAN SILVER CORP       COM         697900108     6,709       217,202 SH         Sole         None         217,202
PRGX GLOBAL INC                COM NEW     69357C503     4,015       561,600 SH         Sole         None         561,600
RIGHTNOW TECHNOLOGIES INC      COM         76657R106     3,596       111,000 SH         Sole         None         111,000
SHOE CARNIVAL INC              COM         824889109    11,964       396,831 SH         Sole         None         396,831
SHUFFLE MASTER INC             COM         825549108     3,378       361,100 SH         Sole         None         361,100
SPS COMM INC                   COM         78463M107     4,572       257,000 SH         Sole         None         257,000
TEMPUR PEDIC INTL INC          COM         88023U101    13,991       206,300 SH         Sole         None         206,300
TRAVELZOO INC                  COM         89421Q106    10,304       159,400 SH         Sole         None         159,400
VALUEVISION MEDIA INC          CL A        92047K107    22,646     2,960,300 SH         Sole         None       2,960,300
VISTAPRINT N V                 SHS         N93540107     5,541       115,800 SH         Sole         None         115,800
WOLVERINE WORLD WIDE INC       COM         978097103    10,058       240,900 SH         Sole         None         240,900

SK 26015 0002 1217713